Leases	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Leases
8.	Leases
On January 1, 2022, the Company adopted ASC 842 using the modified retrospective transition approach allowed under ASU
2018-11
which releases companies from presenting comparative periods and related disclosures under ASC 842 (Note 2). The Company adopted the standard under the modified retrospective approach and the effective date is as of the initial application. Consequently, financial information was not updated, and the disclosures required under ASU
2016-02
are not provided for dates and periods prior to January 1, 2022. The Company is party to one operating lease for office and laboratory space. The Company does not have any finance leases. The Company has elected to apply the short-term lease exception to all leases of one year or less. As of March 31, 2023, this exception does not apply to any of the operating leases for office and laboratory space. Further, the Company has applied the guidance in ASC 842 to our corporate office and laboratory leases and have determined that these should be classified as operating leases. Consequently, as a result of the adoption of ASC 842, the Company recognized a ROU lease asset of approximately $4.2 million with a corresponding lease liability of approximately $4.4 million based on the present value of the minimum rental payments of such leases. In accordance with ASC 842, the beginning balance of the ROU lease asset was reduced by the existing deferred rent liability at inception of approximately $241,000.
In October 2021, the Company entered into a lease for laboratory and office facilities in Palo Alto, California that expires in April 2027 with a five-year renewal option and opened a secured letter of credit with a third-party financial institution in lieu of a security deposit for $177,000. Base rent for this lease is approximately $89,000 monthly with annual escalations of 3%. In March 2023, the Company vacated the premises and returned possession of the premises to the landlord in April 2023. The full amount of the security deposit has been applied to back rent and the Company is still responsible for the outstanding payments under the lease. The Company recognized a $3.5 million impairment loss on operating lease right of use asset for the three months ended March 31, 2023.
Rent expense for the three months ended March 31, 2023 and 2022 was $0.3 million and $0.3 million, respectively.
Quantitative information regarding the Company’s leases for the three months ended March 31, 2023 and 2022 is as follows:

	Three Months Ended March 31,
	2023	2022
Operating cash flows paid for amounts included in the measurement of lease liabilities	$177,111	$141,542
Operating lease liabilities arising from obtaining right of use assets	$—	$4,189,492
Weighted-average remaining lease terms (years)	4.1	5.0
Weighted-average discount rate	10.0%	10.0%

Future lease payments under noncancelable leases are as follows at March 31, 2023:

Operating Lease
2023 (remaining nine months)	$979,745
2024	1,189,454
2025	1,223,029
2026	1,257,612
2027	422,107
Thereafter	—

Total future minimum lease payments	$5,071,947
Less: imputed interest	(917,000)

Total future minimum lease payments	$4,154,947

8.	Leases
On January 1, 2022, the Company adopted ASC 842 using the modified retrospective transition approach allowed under ASU
2018-11
which releases companies from presenting comparative periods and related disclosures under ASC 842 (Note 2). The Company adopted the standard under the modified retrospective approach and the effective date is as of the initial application. Consequently, financial information was not updated, and the disclosures required under ASU
2016-02
are not provided for dates and periods prior to January 1, 2022. The Company is party to one operating lease for office and laboratory space. The Company’s does not have any finance leases. The Company has elected to apply the short-term lease exception to all leases of one year or less. As of December 31, 2022, this exception does not apply to any of the operating leases for office and laboratory space. Further, the Company has applied the guidance in ASC 842 to our corporate office and laboratory leases and has determined that these should be classified as operating leases. Consequently, as a result of the adoption of ASC 842, we recognized a ROU lease asset of approximately $4.2 million with a corresponding lease liability of approximately $4.4 million based on the present value of the minimum rental payments of such leases. In accordance with ASC 842, the beginning balance of the ROU lease asset was reduced by the existing deferred rent liability at inception of approximately $241,000. In the consolidated balance sheet at December 31, 2022, the Company has a ROU asset balance of approximately $3.7 million and a current and non-current
lease liability of approximately $0.7 million and $3.5 million, respectively, relating to the ROU lease asset.
In October 2019, the Company entered into a
24-month
sublease for laboratory and office facilities in San Francisco, California. Base rent for this sublease was approximately $66,000 monthly with annual escalations of 3%. The Company vacated this facility in October 2021.
In October 2021, the Company entered into a lease for laboratory and office facilities in Palo Alto, California that expires in April 2027 with a five-year renewal option and opened a secured letter of credit with a third-party financial institution in lieu of a security deposit for $177,000. Base rent for this sublease is approximately $89,000 monthly with annual escalations of 3%. Pursuant to the terms of the lease, the landlord reimbursed the Company approximately $300,000 of tenant improvements. The Company is required to repay this amount over the remaining term of the lease with 7% interest.
Rent expense, including an allocation of costs from pH Pharma Ltd, for the years ended December 31, 2022 and 2021 was $1.2 million and $0.9 million, respectively.
Quantitative information regarding the Company’s leases for the year ended December 31, 2022 is as follows:

Operating Lease
Operating cash flows paid for amounts included in the measurement of lease liabilities	$786,563
Operating lease liabilities arising from obtaining right of use assets	$4,189,492
Weighted-average remaining lease terms (years)	4.3
Weighted-average discount rate	10.0%

Future lease payments under noncancelable leases are as follows at December 31, 2022:

Operating Lease
2023	$1,156,856
2024	1,189,454
2025	1,223,029
2026	1,257,612
2027	422,107
Thereafter	—

Total future minimum lease payments	$5,249,058
Less: imputed interest	(1,021,213)
Total future minimum lease payments	$4,227,845